Restricted Net Assets and Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Non-current assets
Financial assets at fair value through other comprehensive income	¥ 511,250
Total non-current assets	126,993	$ 18,234	¥ 101,524
Current assets
Cash and cash equivalents	550,274	79,010	1,706,880	$ 245,079	¥ 1,010,076	¥ 308,972
Financial assets at fair value through other comprehensive income	65,744
Total current assets	1,084,937	155,779	1,754,135
Total assets	1,211,930	174,013	1,855,659
Non-current liabilities
Total non-current liabilities	6,243	897	5,163
Current liabilities
Trade payables	83,138	11,937	81,195
Other payables and accruals	24,385	3,501	32,840
Total current liabilities	108,817	15,624	114,665
Total liabilities	115,060	16,521	119,828
Net assets	1,096,900	157,500	1,735,831
SHAREHOLDERS' EQUITY
Share capital	66	9	66
Share premium	4,094,566	587,911	4,094,434
Treasury shares	(1,164)	(167)	(1,164)
Other reserves	71,120	10,212	(41,244)
Accumulated losses	(3,175,220)	(455,908)	(2,378,165)
Parent
Non-current assets
Interest in a subsidiary	2,004,960	287,879	1,177,380
Financial assets at fair value through other comprehensive income	65,744	9,440
Total non-current assets	2,070,704	297,319	1,177,380
Current assets
Cash and cash equivalents	334,106	47,972	1,464,637	$ 210,297	¥ 885,611	¥ 213,253
Financial assets at fair value through other comprehensive income	511,250	73,407
Other receivables	90,197	12,951	86,352
Other current assets	2,571	369
Total current assets	938,124	134,699	1,550,989
Total assets	3,008,828	432,018	2,728,369
Current liabilities
Trade payables			49
Other payables and accruals	51,051	7,330	34,190
Total current liabilities	51,051	7,330	34,239
Total liabilities	51,051	7,330	34,239
Net assets	(2,957,777)	424,688	2,694,130
SHAREHOLDERS' EQUITY
Share capital	66	9	66
Share premium	4,094,566	587,911	4,094,434
Treasury shares	(1,164)	(167)	(1,164)
Other reserves	(282,789)	(40,605)	(10,359)
Accumulated losses	(1,418,480)	(203,670)	(1,388,847)
Total shareholders' (deficit)/equity	¥ (2,957,777)	$ 424,688	¥ 2,694,130